Distribution of the Bank's profit and Earnings per share - EPS Diluted (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Diluted earnings per share
Profit attributable to the Parent	$ 20,381	$ 19,353	$ 18,678
Weighted average number of shares outstanding	6,775,455,458	6,776,220,369	6,777,381,551
Dilutive effect of rights on shares	11,538,899	10,773,988	9,612,806
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (in pesos per share)	$ 3.00	$ 2.85	$ 2.75